Warrants (Details) - Schedule of fair value of the outstanding warrants - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Fair Value of the Outstanding Warrants [Abstract]
Market price per share (USD/share) (in Dollars per share)	$ 1.31	$ 10.37
Exercise price (USD/share) (in Dollars per share)	$ 17.6	$ 17.6
Risk free rate	4.18%	1.16%
Dividend yield	0.00%	0.00%
Expected term/Contractual life (years)	3 years 3 months 25 days	4 years 3 months 25 days
Expected volatility	96.90%	147.33%